Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 12,273
2026	8,898
2027	8,825
2028	7,637
2029	3,799
2030 and thereafter	450
Net carrying amount	$ 41,882	$ 10,722